OTHER LONG-TERM LIABILITY (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2011 CNY (¥)
Plant and Equipment [Member]
Subsidiary Received	¥ 8,630	$ 820	¥ 2,620	¥ 14,000
Land Use Rights [Member]
Subsidiary Received				¥ 10,900